Condensed Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2011
Condensed Financial Information (Parent Company Only)
Note 20:	Condensed Financial Information (Parent Company Only)

Presented below is condensed financial information as to financial position, results of operations and cash flows of the Company:

Condensed Balance Sheets

	December 31,
	2011	2010
	(In thousands)
Assets
Cash and cash equivalents	$1,820	$1,812
Investment in the Bank	38,393	37,958
Corporate owned life insurance	272	272
Other assets	1,583	1,129

Total assets	$42,068	$41,171

Liabilities and Stockholders’ Equity
Subordinated debentures	$4,000	$4,000
Other liabilities	1,886	1,590
Stockholders’ equity	36,182	35,581

Total liabilities and stockholders’ equity	$42,068	$41,171

Condensed Statements of Income

	Years Ended December 31,
	2011	2010
	(In thousands)

Operating Income
Dividends from subsidiary	$4,448	$3,154
Interest and dividend income from securities and federal funds	-	10

Total operating income	4,448	3,164

General, Administrative and Other Expenses	1,959	1,907

Income Before Income Taxes and Equity in Undistributed Income of Subsidiary	2,489	1,257

Income Tax Benefits	572	563

Income Before Equity in Undistributed Income of Subsidiary	3,061	1,820

Equity in Undistributed Income of Subsidiary	30	727

Net Income	$3,091	$2,547

Condensed Statements of Cash Flows

	Years Ended December 31,
	2011	2010
	(In thousands)

Operating Activities
Net income	$3,091	$2,547
Items not requiring (providing) cash
Depreciation and amortization	12	12
Equity in undistributed income of subsidiary	(30)	(727)
Amortization of ESOP and share-based compensation plans	403	421
Net change in other assets and other liabilities	(788)	531

Net cash provided by operating activities	2,688	2,784

Financing Activities
Dividends paid to stockholders	(2,988)	(2,960)
Proceeds from purchases of common stock by the dividend reinvestment plan	236	458
Shares purchased for deferred compensation plan	72	104

Net cash used in financing activities	(2,680)	(2,398)

Net Change in Cash and Cash Equivalents	8	386

Cash and Cash Equivalents at Beginning of Year	1,812	1,426

Cash and Cash Equivalents at End of Year	$1,820	$1,812